Supplemental Cash Flow Information - Reconciliation of Cash and Restricted Cash Balances (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 32	$ 57
Restricted cash holdings from customers - current	3	4
Restricted cash holdings from customers - non-current	2	4
Restricted cash included in prepaid expenses and other current assets	9	25
Restricted cash included in long-term investments and other assets	19	32
Restricted cash included in accounts receivable (note 29)	9	0
Cash, cash equivalents and restricted cash per consolidated statement of cash flow	$ 74	$ 122	$ 201